Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of company’s shareholding structure is as follows
	For the year ended December 31,
	2022		2021		2020
	Number of shares	Participation	Number of shares	Participation	Number of shares	Participation
Controlling shareholders	411,582,865	30.51%	557,857,105	41.42%	1,341,757,835	100.00%
Outstanding shares	937,582,529	69.49%	788,817,372	58.58%	-	-
Total	1,349,165,394	100.00%	1,346,674,477	100.00%	1,341,757,835	100.00%

Schedule of management proposed dividends to be distributed, considering the anticipation of interest on own capital to its shareholders
	For the year ended December 31,
	2022	2021	2020
Net income for the year	1,220	1,610	1,398
Tax incentive reserve	753	709	-
Base for legal reserve	467	901	1,398
% Legal reserve	5%	5%	5%
Legal reserve for the year	23	5	5
Minimum mandatory dividends - 25%	111	224	349

Interest on own capital paid/payable intermediaries (i)	43	56	264
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	68	168	85

Schedule of profit reserve
	For the year ended December 31,
	2022	2021	2020
Net income for the year	1,220	1,610	1,398
Tax incentive reserve	753	709	-
Base for legal reserve	467	901	1,398
% Legal reserve	5%	5%	5%
Legal reserve for the year	23	5	5

Schedule of option plan and compensation plan
			As of December 31, 2022
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(20)	(29)	314
C8	5/31/2021	6/01/2024	13.39	363	(20)	(29)	314
B9	5/31/2022	6/01/2025	0.01	2,163	(32)	-	2,131
C9	5/31/2022	6/01/2025	12.53	1,924	(32)	-	1,892
				4,813	(104)	(58)	4,651

Schedule of dilutive effect on options granted
For the year ended December 31, 2022
(in thousands)
Number of shares	1,349,165
Balance of effective stock options granted	4,651
Maximum percentage of dilution	0.34%

Schedule of weighted average fair value of options granted
	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2020	-	-	-

As of December 31, 2021
Granted in the year	726	6,70
Cancelled in the year	(58)	6,70
Outstanding at year end	668	6,70	2,42
Total to be exercised as of December 31, 2021	668	6,70	2,42

Granted in the year	4,087	5.90
Exercised in the year	(104)	6.01
Outstanding at year end	4,651	6.01	2.28
Total to be exercised as of December 31, 2022	4,651	6.01	2.28

Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options
			As of December 31, 2021
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Outstanding	Current
B5	5/31/2018	5/31/2021	0.01	2,970	(2,640)	(245)	(85)	-
C5	5/31/2018	5/31/2021	47.19	2,970	(2,410)	(300)	(260)	-
B6 (i)	5/31/2019	5/31/2022	0.01	2,310	(645)	(165)	-	1,500
C6 (i)	5/31/2019	5/31/2022	53.23	1,795	(610)	(210)	-	975
B7 (ii)	1/31/2021	5/31/2023	0.01	3,365	(515)	(115)	-	2,735
C7 (ii)	1/31/2021	5/31/2023	38.58	2,485	(520)	(115)	-	1,850
				15,895	(7,340)	(1,150)	(345)	7,060

			As of December 31, 2022
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Outstanding	Current
B6 (i)	5/31/2019	5/31/2022	0.01	2,310	(2,005)	(174)	(131)	-
C6 (i)	5/31/2019	5/31/2022	53.23	1,795	(952)	(766)	(77)	-
B7 (ii)	1/31/2021	5/31/2023	0.01	3,365	(1,726)	(523)	-	1,116
C7 (ii)	1/31/2021	5/31/2023	38.58	2,485	(806)	(595)	-	1,084
				9,955	(5,489)	(2,058)	(208)	2,200

(i)	From this total, 407 thousand are related to Company’s executives in 2021.

(ii)	From this total, 525 thousand are related to Company’s executives in 2022 and 2021.

Schedule of number of options granted, the weighted average of the exercise price and the weighted average of the remaining term
	Shares (in thousands)	Weighted average exercise price (R$)	Weighted average remaining term
Total exercised on December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Canceled in the year	(70)	42.59
Exercised in the year	(489)	23.93
Expired in the year	(126)	42.44
Outstanding at year end	1,468	30.71

Total exercised on December 31, 2020	1,468	30.71	0.88

Total exercised on December 31, 2020 considering split effect	7,340	6.14	0.88

At December 31, 2021
Granted in the year	6,125	16.86	-
Canceled in the year	(270)	22.36	-
Exercised in the year	(5,785)	22.76	-
Expired in the year	(350)	35.30	-
Outstanding at year end	7,060	17.45	1.06
Total to be exercised at December 31, 2021 (*)	7,060	17.45	1.06

At December 31, 2022
Canceled in the year	(1,455)	33.14
Exercised in the year	(3,199)	9.14
Expired in the year	(206)	19.29
Outstanding at year end	2,200	18.97	0.41
Total to be exercised at December 31, 2022 (*)	2,200	18.97	0.41

(*)	Out of total outstanding shares, 525 thousand refers to Company’s executives (931 shares in 2021)